Summary of Significant Accounting Policies (Schedule of Intangible Assets Expected Useful Economic Lives) (Details)	12 Months Ended
Dec. 31, 2014
Proprietary Technology [Member] | Sewage, municipal solid waste treatment and tail gas purification [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	20 years
Proprietary Technology [Member] | Energy consumption data transmission system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	20 years
Management System [Member] | Large region environmental [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years
Management System [Member] | Mobile web [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years
Management System [Member] | Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years
Pollution Reduction Checking Assistant [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years
Water Pollution Control Infrastructure [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	50 years
Know-how [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	8 years
Know-how [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	1 year